CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS - Summary of Pledged and restricted assets (Details)	Jun. 30, 2020 USD ($)
Pledged and restricted assets
Pledged and restricted assets	$ 29,549,673
Other financial assets
Pledged and restricted assets
Pledged and restricted assets	4,390,463
Santander Rio
Pledged and restricted assets
Pledged and restricted assets	1,155,486
Compass Latam & Odisea
Pledged and restricted assets
Pledged and restricted assets	16,022,740
Allaria Ledesma & Cia.
Pledged and restricted assets
Pledged and restricted assets	6,571,120
Cohen S.A.
Pledged and restricted assets
Pledged and restricted assets	747,939
IT equipment
Pledged and restricted assets
Pledged and restricted assets	33,030
Machinery and equipment
Pledged and restricted assets
Pledged and restricted assets	368,889
Machinery and equipment II
Pledged and restricted assets
Pledged and restricted assets	135,873
Vehicles
Pledged and restricted assets
Pledged and restricted assets	$ 124,133